Investments (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	$ 128	$ 163	$ 246
Realized - impairments	(52)	(62)	(203)
Fixed Maturity Securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	68	146	207
Realized - impairments	(57)	(79)	(221)
Change in unrealized	407	751	2,005
Equity Securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	88	36	61
Realized - impairments	(6)	(1)	(22)
Change in unrealized	(48)	49	126
Mortgage Loans and other investments [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(24)	(5)	1
Realized - impairments	(5)	(6)	(28)
Other [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(4)	(14)	(23)
Realized - impairments	16	24	68
Change in unrealized	(218)	(293)	(735)
Tax Effects [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(45)	(57)	(82)
Realized - impairments	18	22	72
Change in unrealized	(49)	(177)	(489)
Noncontrolling Interests [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(2)	(2)	(5)
Realized - impairments	1		1
Change in unrealized	(5)	(2)	(6)
Marketable Securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	81	104	159
Realized - impairments	(33)	(40)	(130)
Change in unrealized	$ 87	$ 328	$ 901